UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-05537

Nicholas Money Market Fund, Inc.

(Exact Name of Registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2013

Date of reporting period: 06/30/2013

Item 1. Report to Stockholders.

SEMIANNUAL REPORT
June 30, 2013

700 NORTH WATER STREET
MILWAUKEE, WISCONSIN 53202
WWW.NICHOLASFUNDS.COM

NICHOLAS MONEY MARKET FUND, INC.

August 2013

Report to Fellow Shareholders:

     The hostile environment for money market funds continued into 2013 as short-term interest rates remained next-to-nothing for the semiannual period ended June 30, 2013. Based on a Federal Reserve Board (“Fed”) statistical release, during 2012, both the average 60-day AA-rated Financial and Nonfinancial Commercial Paper (“CP”) Interest Rates were 15 basis points. Bad as that was, 2013 has been worse. The respective rates in 2013 have fallen to 12 and 11 basis points for the first six-months of 2013. We are approaching five full years where the Fed Funds target rate, a key indicator and influencer of short-term rates, has remained between 0 to 25 basis points. Another Fed release shows for the first half of 2013 the investment basis, constant maturity 6-month U.S. Treasury securities yielded an average of 10 basis points, with a high of only 14. With the interest rates on so many short-term securities, in part, effected by Treasury yields, it’s not surprising corporate rates have been abysmal.

     The mechanisms that created the current low interest rate environment are much the same as last year. The eurozone debt crisis which was on the front burner in 2012 has been somewhat tempered in 2013, but the possibility of a recurrence is not out of the question as several euro countries are questioning austerity measures. With many European economies in recession rates are low to stimulate lending. In the U.S., the economy is improving, albeit at a slow pace. The Fed is still keeping the spigot open, but growth has only been modest. At the same time, the U.S. Treasury has been purposely pushing their weighted average maturity (WAM) further out on the curve. This locks in longer duration while rates are historically low. The result is less issuance on the short-end as a percentage of the portfolio. With supply limited the price goes up and the yield goes down. Another factor is the large amount of cash on hand that many corporations have. They don’t necessarily need to issue short-term debt to cover working capital and like the Treasury, are taking advantage of extremely low long-term debt levels to extend their maturities out. U.S. commercial banks are normally large issuers of short-term debt but recently they increased their proportion of retail deposit funding and reduced the need for short-term financing. Also regulatory pressures to reduce reliance of short-term borrowings have decreased the money market supply. And as mentioned above, the Fed has continued with a target rate below 25 basis points for all of this year. All these factors, and more, have kept short-term rates at incredibly low levels.

     After the 2008 financial crisis the Securities and Exchange Commission (SEC) sought to reduce perceived risk in the money market industry. They subsequently imposed harsher restrictions on a money funds maturity length among other changes. Currently there is consideration to allow a floating net asset value per share (NAV) for non-government institutional money funds. Qualifying funds would value their NAV using market prices instead of what is currently used - amortized cost. Another consideration would be to require additional capital buffers to handle potential liquidations and runs on money funds. We’ll keep an eye on these proposals and what affect they would have on the Fund, if any.

     For the six-month period ended June 30, 2013 the Lipper Money Market Fund average produced a one basis point total return. Most funds had no positive returns at all for this time period, including the Fund. Of the 236 taxable money market funds reported by Lipper, approximately 89% had a return of 1 basis point or less. The Fund has not made any income distributions in 2013. The Fund’s 7-day yield as of June 30, 2013 was 0%. Despite the current low return environment, money funds do provide excellent liquidity coupled with a very small risk of producing a negative return.

     Returns for the Nicholas Money Market Fund and the Lipper Money Market Fund Category are provided in the chart below for the period ended June 30, 2013.

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year
Nicholas Money Market Fund, Inc	0.00%	0.01%	0.23%	1.57%
Lipper Money Market Fund Category	0.02%	0.02%	0.21%	1.42%
Fund’s Gross Expense Ratio
(from 04/30/13 Prospectus): 0.52%*
Fund’s Net Expense Ratio
(from 04/30/13 Prospectus): 0.23%*

*

During the current year, the Adviser agreed to voluntarily absorb annualized Fund management fees of 0.30%. The Adviser may decrease or discontinue its absorption of the Fund’s management fees at any time in its sole discretion. The Fund’s expense ratios for the period ended June 30, 2013 can be found in the financial highlights included within this report.

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.html.

The Fund’s returns and yields are reduced by expenses. Assumes reinvestment of dividends. Returns and yields shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These figures do not imply any future performance.

An investment in the Nicholas Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

     There was a slight decrease in the Fund’s weighted average maturity from 51 days at the beginning of the period, to 49 days at June 30, 2013. The more conservative measure of portfolio length, weighted average life, went from 75 days to 51 for the same period, largely because many of the Fund’s holdings in U.S. agency securities matured.

     As of the report period end, the Fund held approximately 28% of highly liquid U.S. Treasuries and agency securities in its holdings, around 4% in short-term corporate bonds with the rest in corporate CP.

     As mentioned above, the Fund has currently waived management fees (30 basis points on an annual basis) and is diligent in keeping Fund expenses low.

     The annualized June 2013 U.S. inflation rate was 1.8%. The July 2013 unemployment rate is at 7.4%. GDP is at an estimated annualized 1.7% for the second quarter of 2013 after the revised first quarter number came in at 1.1%. Not the worst, but nothing stellar either. The Fed has remained committed to keeping interest rates low for the time being. We expect the Fed’s target rate to remain between 0 and 25 basis points for the rest of this year. However, there has been anticipation of a possible tapering of the third round of quantitative easing referred to as QE3 which started last September. QE3 involves spending $85 billion per month to buy mortgage backed securities and Treasuries. Combined with the earlier QE’s, the Fed has added roughly $2.5 trillion more to its balance sheet that was already at $1 trillion. The Fed has maintained it would continue the program until unemployment fell to 6.5% or below and inflation remained below 2%. With inflation remaining reasonable the Fed has continued the open-ended program. But more recently there are signals the strategy may be curtailed in the near future. QE3 targeted longer-term securities than you would find in a money market, artificially reducing their yields and making lending rates typically used for housing more affordable. But now just the hint of tapering in QE3 has sent many bond prices down. For investors who went further out on the curve to procure higher yields, they should be cautious. If long-term Treasury yields go up then bond prices also should go down.

     We soldier on in this depressed interest rate environment, reminded that despite recent low yields, money market funds have provided a hedge during times other investments may be losing money. By providing excellent price stability they may create potential value for an investor who has low risk tolerance. Money market fund holders also enjoy a high degree of liquidity. So despite low rates, we believe there still is some value in holding a portion of your portfolio in cash equivalents.

Thank you for your continued support.

Sincerely,

The information above represents the opinions of the Fund manager, is subject to change, and any forecasts made cannot be guaranteed.

Current and future portfolio holdings are subject to risk.

Lipper Analytical Services, Inc. is an independent mutual fund research and rating service. Each Lipper average represents a universe of Funds with similar investment objectives.

Please refer to the statement of net assets in the report for complete fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Basis Point: One hundredth of a percentage point. For example 50 basis points equals .50%.

Duration: A commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

WAM: The asset weighted time until the securities in the portfolio mature.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return and yield would be reduced.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC.

Financial Highlights (NICXX)
For a share outstanding throughout the period

	Six Months Ended
	06/30/2013			Years Ended December 31,
	(unaudited)		2012	2011		2010	2009	2008
NET ASSET VALUE,
BEGINNING OF PERIOD	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
INCOME FROM
INVESTMENT OPERATIONS
Net investment income	—		—	.000	(1)	.001	.002	.022
LESS DISTRIBUTIONS
From net investment income	—		—	(.000	)(1)	(.001)	(.002)	(.022)
NET ASSET VALUE,
END OF PERIOD	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

TOTAL RETURN	—		—	.00	%(1)	.05%	.16%	2.26%

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$64.1		$64.0	$82.8		$71.6	$80.2	$89.7
Ratio of expenses
to average net assets	.18	%(2)	.23%	.20%		.19%	.30%	.49%
Ratio of net investment income
to average net assets	—		—	.00	%(1)	.05%	.16%	2.21%

Absent reimbursement of expenses
by adviser (Note 2(a)) —
Ratio of expenses
to average net assets	.59	%(2)	.52%	.52%		.49%	.49%
Ratio of net investment loss
to average net assets	(.41	)%(2)	(.29)%	(.32)%		(.25)%	(.03)%

(1)	Amount rounds to $.000 or .00%.
(2)	Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

Portfolio Maturity (As a Percentage of Portfolio) June 30, 2013 (unaudited)

The above bar chart is based on actual days to maturity. The Fund’s minimum daily and weekly liquidity percentages, as defined by the Securities and Exchange Commission, were 27.24% and 40.72%, respectively.

Fund Expenses

For the six month period ended June 30, 2013 (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period*
	12/31/12	06/30/13	01/01/13 - 06/30/13
Actual	$1,000.00	$1,000.00	$0.89
Hypothetical	1,000.00	1,024.11	0.90
(5% return before expenses)

*

Expenses are equal to the Fund’s six-month annualized expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 180 then divided by 364 to reflect the one- half year period.

Statement of Net Assets
June 30, 2013 (unaudited)

			Yield to	Amortized
Principal		Maturity	Maturity	Cost
Amount		Date	(Note 1(b))	(Note 1(a))
COMMERCIAL PAPER — 71.06%
$500,000	ConocoPhillips Qatar Funding Ltd	07/01/2013	0.14%	$500,000
1,250,000	JPMorgan Chase & Co	07/01/2013	0.15%	1,250,000
2,950,000	UnitedHealth Group Incorporated	07/01/2013	0.22%	2,950,000
500,000	Reckitt Benckiser
	Treasury Services plc	07/02/2013	0.51%	499,993
500,000	Southern Company
	Funding Corporation	07/02/2013	0.18%	499,998
779,000	Prudential Funding, LLC	07/03/2013	0.10%	778,996
450,000	Brown-Forman Corporation	07/05/2013	0.15%	449,993
308,000	Prudential Funding, LLC	07/05/2013	0.10%	307,997
1,006,000	Commonwealth Bank of Australia	07/08/2013	0.18%	1,005,965
600,000	Commonwealth Bank of Australia	07/08/2013	0.175%	599,980
500,000	Nestle Finance International Ltd	07/09/2013	0.15%	499,983
1,000,000	Southern Company
	Funding Corporation	07/09/2013	0.17%	999,962
250,000	Southern Company
	Funding Corporation	07/09/2013	0.23%	249,987
1,493,000	Wisconsin Gas Company	07/09/2013	0.17%	1,492,944
500,000	ConocoPhillips Qatar Funding Ltd	07/10/2013	0.13%	499,984
500,000	Nestle Capital Corporation	07/10/2013	0.34%	499,959
500,000	Rockwell Automation, Inc	07/10/2013	0.14%	499,983
785,000	Rockwell Automation, Inc	07/10/2013	0.15%	784,971
1,500,000	Rockwell Automation, Inc	07/10/2013	0.14%	1,499,948
650,000	Southern Company
	Funding Corporation	07/10/2013	0.18%	649,971
635,000	Parker-Hannifin Corporation	07/11/2013	0.12%	634,979
1,500,000	Prudential plc	07/11/2013	0.22%	1,499,908
500,000	Reckitt Benckiser
	Treasury Services plc	07/11/2013	0.15%	499,979
944,000	American Honda
	Finance Corporation	07/12/2013	0.15%	943,957
410,000	John Deere Financial Limited	07/15/2013	0.12%	409,981
1,025,000	Nordea North America Inc	07/15/2013	0.17%	1,024,932
750,000	ConocoPhillips Qatar Funding Ltd	07/16/2013	0.13%	749,959
1,000,000	Westpac Securities NZ Limited	07/18/2013	0.19%	999,910
250,000	Prudential plc	07/19/2013	0.20%	249,975
625,000	Southern Company (The)	07/22/2013	0.18%	624,934
1,000,000	General Electric
	Capital Corporation	07/26/2013	0.18%	999,875

The accompanying notes to financial statements are an integral part of this statement.

Statement of Net Assets (continued)

June 30, 2013 (unaudited)

			Yield to	Amortized
Principal		Maturity	Maturity	Cost
Amount		Date	(Note 1(b))	(Note 1(a))
COMMERCIAL PAPER — 71.06% (continued)
$1,816,000	Prudential Funding, LLC	07/30/2013	0.11%	$1,815,839
500,000	Parker-Hannifin Corporation	07/31/2013	0.14%	499,942
1,000,000	Australia and New Zealand
	Banking Group Ltd	08/01/2013	0.16%	999,862
450,000	Swedbank	08/01/2013	0.18%	449,932
500,000	Prudential plc	08/02/2013	0.15%	499,933
1,000,000	Parker-Hannifin Corporation	08/05/2013	0.12%	999,883
538,000	Swedbank	08/05/2013	0.18%	537,906
600,000	Prudential plc	08/07/2013	0.21%	599,871
786,000	Westpac Securities NZ Limited	08/08/2013	0.18%	785,851
767,000	Westpac Securities NZ Limited	08/08/2013	0.18%	766,854
600,000	Parker-Hannifin Corporation	08/13/2013	0.12%	599,914
255,000	Australia and New Zealand
	Banking Group Ltd	08/15/2013	0.16%	254,949
480,000	Swedbank	08/26/2013	0.20%	479,851
500,000	Australia and New Zealand
	Banking Group Ltd	08/27/2013	0.17%	499,865
416,000	Swedbank	08/27/2013	0.17%	415,888
1,000,000	ConocoPhillips Qatar Funding Ltd	09/03/2013	0.15%	999,733
1,425,000	JPMorgan Chase & Co	09/09/2013	0.18%	1,424,501
400,000	Swedbank	09/10/2013	0.22%	399,826
497,000	Nestle Finance International Ltd	09/17/2013	0.15%	496,838
522,000	American Honda
	Finance Corporation	09/23/2013	0.14%	521,829
825,000	BMW US Capital, LLC	09/23/2013	0.15%	824,711
788,000	Commonwealth Bank of Australia	09/23/2013	0.17%	787,687
300,000	JPMorgan Chase & Co	10/01/2013	0.22%	299,831
500,000	BASF SE	10/02/2013	0.18%	499,768
250,000	Commonwealth Bank of Australia	10/22/2013	0.20%	249,843
494,000	General Electric
	Capital Corporation	10/30/2013	0.20%	493,668
1,001,000	Coca-Cola Company (The)	12/05/2013	0.16%	1,000,302
250,000	Coca-Cola Company (The)	12/17/2013	0.18%	249,789
955,000	Coca-Cola Company (The)	12/18/2013	0.16%	954,278
725,000	BASF SE	12/20/2013	0.20%	724,307
275,000	BASF SE	12/20/2013	0.22%	274,711
	TOTAL COMMERCIAL PAPER			45,566,965

The accompanying notes to financial statements are an integral part of this statement.

Statement of Net Assets (continued)
June 30, 2013 (unaudited)

			Yield to	Amortized
Principal		Maturity	Maturity	Cost
Amount		Date	(Note 1(b))	(Note 1(a))
CORPORATE NOTES — 3.72%
$375,000	American Honda
	Finance Corporation, 6.70%	10/01/2013	0.25%	$381,043
2,000,000	eBay Inc., 0.875%	10/15/2013	0.25%	2,003,580
	TOTAL CORPORATE NOTES			2,384,623
U.S. GOVERNMENT AGENCY SECURITIES — 7.45%
2,175,000	Federal Home Loan Banks, 0.221% (a)	07/22/2013	0.24%	2,174,981
2,100,000	Federal Farm Credit Banks, 0.211% (a)	07/29/2013	0.14%	2,100,112
500,000	Federal Farm Credit Banks, 0.251% (a)	09/23/2013	0.16%	500,105
4,000	Freddie Mac, 4.875%	11/15/2013	0.35%	4,068
	TOTAL U.S. GOVERNMENT
	AGENCY SECURITIES			4,779,266
U.S. GOVERNMENT SECURITIES — 20.76%
1,000,000	U.S. Treasury Note, 0.375%	06/30/2013	0.16%	1,000,000
3,500,000	U.S. Treasury Note, 1.00%	07/15/2013	0.17%	3,501,149
1,500,000	U.S. Treasury Note, 3.375%	07/31/2013	0.18%	1,503,950
1,000,000	U.S. Treasury Note, 0.75%	08/15/2013	0.12%	1,000,778
3,000,000	U.S. Treasury Note, 4.25%	11/15/2013	0.08%	3,046,538
1,250,000	U.S. Treasury Note, 0.50%	11/15/2013	0.10%	1,251,871
2,000,000	U.S. Treasury Note, 0.75%	12/15/2013	0.10%	2,005,953
	TOTAL U.S. GOVERNMENT
	SECURITIES			13,310,239
	TOTAL
	INVESTMENTS — 102.99%			66,041,093
	DUE FROM
	ADVISER (Note 2) — 0.04%			27,412
	LIABILITIES, NET OF
	OTHER ASSETS — (3.03)%			(1,945,666)
	TOTAL NET ASSETS
	(basis of percentages
	disclosed above) — 100%			$64,122,839
	NET ASSET VALUE PER SHARE
	($0.0001 par value, 3,000,000,000
	shares authorized), offering price
	and redemption price
	($64,122,839 / 64,122,839
	shares outstanding)			$1.00

(a)	Variable rate security – interest rate subject to periodic change.
The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended June 30, 2013 (unaudited)

INCOME
Interest	$57,037
EXPENSES
Management fee	93,465
Registration fees	30,774
Transfer agent fees	13,597
Audit and tax fees	12,000
Accounting and administrative fees	7,789
Printing	5,536
Accounting system and pricing service fees	5,465
Directors’ fees	5,200
Legal fees	4,927
Insurance	2,197
Custodian fees	1,540
Postage and mailing	1,417
Other operating expenses	1,796
Total expenses before reimbursement	185,703
Reimbursement of expenses by adviser (Note 2)	(128,666)
Total expenses after reimbursement	57,037
Net investment income	$—

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets

For the six months ended June 30, 2013 (unaudited) and the year ended December 31, 2012

	Six Months
	Ended
	06/30/2013	Year Ended
	(unaudited)	12/31/2012
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	—

CAPITAL SHARE TRANSACTIONS (all at $1.00 per share)
Proceeds from shares issued	28,707,462	39,075,064
Reinvestment of distributions	—	—
Cost of shares redeemed	(28,627,457)	(57,849,152)
Change in net assets derived
from capital share transactions	80,005	(18,774,088)
Total increase (decrease) in net assets	80,005	(18,774,088)

NET ASSETS
Beginning of period	64,042,834	82,816,922
End of period	$64,122,839	$64,042,834

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
June 30, 2013 (unaudited)

These financial statements have been prepared pursuant to reporting rules for interim financial statements. Accordingly, these financial statements do not include all of the information and footnotes required by generally accepted accounting principles (“GAAP”) for annual financial statements. These financial statements should be read in conjunction with the financial statements and financial highlights and notes in the Fund’s Annual Report on
Form N-CSR for the year ended December 31, 2012.

These financial statements have not been audited. Management believes that these financial statements include all adjustments (which, unless otherwise noted, include only normal recurring adjustments) necessary for a fair presentation of the financial results for each period shown.

(1) Summary of Significant Accounting Policies —

Nicholas Money Market Fund, Inc. (the “Fund”) is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The primary objective of the Fund is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity. The following is a summary of the significant accounting policies of the Fund:

(a) Securities held by the Fund, which are purchased at a discount or premium, are valued utilizing the amortized cost method in accordance with Rule 2a-7 under the
1940 Act and certain conditions therein. Amortized cost approximates market value and does not take into account unrealized gains or losses or the impact of fluctuating interest rates, rather a security is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.
Short-term investments purchased at par are valued at cost, which approximates market value. The Fund did not maintain any positions in derivative instruments or engage in any hedging activities during the year. Investment transactions are generally accounted for on the trade date.

In accordance with Accounting Standards Codification (“ASC”) 820-10, “Fair Value
Measurements and Disclosures” (“ASC 820-10”), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.
ASC 820-10 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.

Notes to Financial Statements (continued)
June 30, 2013 (unaudited)

Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2013 in valuing the
Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1 –
None	$—
Level 2 –
Commercial Paper	45,566,965
Corporate Notes	2,384,623
U.S. Government Agency Securities	4,779,266
U.S. Government Securities	13,310,239
Level 3 –
None	—
Total	$66,041,093

There were no significant transfers between levels during the period ended June 30,
2013 and the Fund did not hold any Level 3 investments during the period.

(b) Yield to maturity is calculated at date of purchase for commercial paper and other fixed rate securities. For variable rate securities, the yield to maturity is calculated based on current interest rate and payment frequency.

(c) The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less and purchases investments which have maturities of 397 days or less. As of June
30, 2013, the Fund’s dollar-weighted average portfolio maturity was 49 days. Days to maturity on variable rate securities are based on the number of days until the interest reset date or demand feature, whichever is longer.

(d) Provision has not been made for federal income taxes or excise taxes since the
Fund has elected to be taxed as a “regulated investment company” and intends to

Notes to Financial Statements (continued)
June 30, 2013 (unaudited)

distribute all of its net investment income and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

The character of distributions made during the year from net investment income for financial reporting purposes may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Dividends, if any, from net investment income of the Fund are accrued daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.
Any short-term capital gain distributions are included in ordinary income for tax purposes. The Fund had no distributions of ordinary income during the six month period ended June 30, 2013 or the year ended December 31, 2012. There are no differences between the total cost of securities for financial reporting purposes and federal income tax purposes as of June 30, 2013.

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of June 30, 2013. Also, the Fund recognized no interest and penalties related to uncertain tax benefits in 2013. At June 30, 2013, the fiscal years 2009 through 2012 remain open to examination in the Fund’s major tax jurisdictions.

(e) The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from estimates.

(f) In the normal course of business the Fund enters into contracts that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

(g) In connection with the preparation of the Fund’s financial statements, management evaluated subsequent events after the date of the Statement of Assets and
Liabilities of June 30, 2013. There have been no significant subsequent events since June 30, 2013 that would require adjustment to or additional disclosure in these financial statements.

(2) Related Parties —

(a) Investment Adviser and Management Agreement —

The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the “Adviser”) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .30% of the average net asset

Notes to Financial Statements (continued)
June 30, 2013 (unaudited)

value of the Fund. The Adviser has voluntarily waived management fees of $93,465 for the period ended June 30, 2013. The Adviser also may reimburse the Fund if total operating expenses (other than the management fee) incurred by the Fund exceed .50% of the average net assets for the year. No such reimbursements were made under this provision in fiscal 2013; however, for the period ended June 30,
2013, the Adviser has agreed to voluntarily reimburse the Fund for other operating expenses. As of June 30, 2013, the Adviser owed the Fund $27,412 for this voluntary reimbursement. Also, the Adviser may be paid for accounting and administrative services rendered by its personnel, subject to the following guidelines: (i) up to five basis points, on an annual basis, of the average net asset value of the Fund up to and including $2 billion and up to three basis points, on an annual basis, of the average net asset value of the Fund greater than $2 billion, based on the average net asset value of the Fund as determined by valuations made at the close of each business day of each month, and (ii) where the preceding calculation results in an annual payment of less than $50,000, the Adviser, in its discretion, may charge the Fund up to $50,000 for such services. The Adviser has voluntarily waived accounting and administrative fees of $7,789 for the period ended June 30, 2013.

(b) Legal Counsel —

A director of the Adviser is affiliated with a law firm that provides services to the
Fund. The Fund incurred expenses of $2,594 for the period ended June 30, 2013 for legal services rendered by this law firm.

Approval of Investment Advisory Contract

(unaudited)

In February 2013, the Board of Directors of the Fund renewed the one-year term of the Investment Advisory Agreement by and between the Fund and the Adviser through February 2014. In connection with the renewal of the Investment Advisory Agreement, no changes to the amount or manner of calculation of the management fee or the terms of the agreement were proposed by the Adviser or adopted by the Board. For the fiscal year ended December 31, 2012, the management fee was 0.30% and the Fund’s total expense ratio absent reimbursement by the Adviser (including the management fee) was 0.52%. In renewing the Investment Advisory Agreement, the Board carefully considered the following factors on an absolute basis and relative to the Fund’s peer group: (i) the Fund’s expense ratio, which was low compared to the overall peer group; (ii) the Fund’s performance on a short-term and long-term basis; (iii) the Fund’s management fee; and (iv) the range and quality of the services offered by the Adviser. Specifically, the Board noted that the Fund performed in the upper seventy-first, twenty-seventh, forty-eighth and twenty-fifth percent of its category for the 1-, 3-, 5- and 10-year respective periods ended December 31, 2012 and the upper seventy-first, seventy-second and eleventh percent for the respective calendar years 2012, 2011 and 2010, within the money market funds in the Lipper, Inc. universe.

The Board considered the range of services to be provided by the Adviser to the Fund under the Advisory Agreement. The Board discussed the nature, extent, and quality of the services to be provided by the Adviser and concluded that the services provided were consistent with the terms of the advisory agreement and the needs of the Fund, and that the services provided were of a high quality.

The Board considered the investment performance of the Fund and the Adviser. Among other things, the Board noted its consideration of the Fund’s performance relative to peer funds. The Board reviewed the actual relative short-term and long-term performance of the Fund. The Board agreed that the Fund demonstrated satisfactory performance with respect to comparable funds. The Board also discussed the extent to which economies of scale would be realized, and whether such economies were reflected in the Fund’s fee levels and concluded that the Adviser had been instrumental in holding down Fund costs.

The Board considered the cost of services provided by the Adviser. The Board also considered the profits realized by the Adviser in connection with the management and distribution of the Fund, as expressed by the Adviser’s management in general terms. The Board expressed the opinion that given the Board’s focus on performance and maintaining a low fee structure that the Adviser’s profits were not relevant.

The Board determined that the Adviser had fully and adequately carried out the terms and conditions of its contract with the Fund. The Board expressed satisfaction with management’s control of expenses and the rate of the management fee for the Fund and the overall level of services provided to the Fund by the Adviser.

Information on Proxy Voting

(unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 (toll-free) or 414-276-0535. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website, www.sec.gov. A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund’s website, www.nicholasfunds.com, and the SEC’s website, www.sec.gov.

Quarterly Portfolio Schedule

(unaudited)

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q’s are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Privacy Policy

(unaudited)

     Nicholas Money Market Fund, Inc. respects each shareholder’s right to privacy. We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.

We collect the following non-public personal information about you:

*

Information we receive from you on applications or other forms, whether we receive the form in writing or electronically. This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.

*

Information about your transactions with us and account history with us. This includes, but is not limited to, your account number, balances and cost basis information. This also includes transaction requests made through our transfer agent.

*	Other general information that we may obtain about you such as demographic information.

WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION ABOUT CURRENT OR FORMER SHAREHOLDERS.

INFORMATION SHARED WITH OUR TRANSFER AGENT, A THIRD PARTY COMPANY, ALSO IS NOT SOLD.

     We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information. While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.

We may share non-public personal information about you:

*

With companies who work for us to service your accounts or to process transactions that you may request. This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.

*	With a party representing you, with your consent, such as your broker or lawyer.
*	When required by law, such as in response to a subpoena or other legal process.

     The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information. Access is restricted to employees who the Adviser determines need the information in order to perform their job duties. To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.

     In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

Nicholas Funds Services Offered

(unaudited)

•	IRAs
	• Traditional	• SIMPLE
	• Roth	• SEP
•	Coverdell Education Accounts
•	Automatic Investment Plan
•	Direct Deposit of Dividend and Capital Gain Distributions
•	Systematic Withdrawal Plan
•	Monthly Automatic Exchange between Funds
•	Telephone Purchase and Redemption
•	Telephone Exchange
•	24-hour Automated Account Information (800-544-6547)
•	24-hour Internet Account Access (www.nicholasfunds.com)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds (800-544-6547).

Notes

Directors and Officers

ALBERT O. NICHOLAS, President and Director

TIMOTHY P. REILAND, Director

JAY H. ROBERTSON, Director

DAVID L. JOHNSON, Executive Vice President

JEFFREY T. MAY, Senior Vice President, Secretary,
Treasurer and Chief Compliance Officer

DAVID O. NICHOLAS, Senior Vice President

LAWRENCE J. PAVELEC, Senior Vice President

LYNN S. NICHOLAS, Vice President

CANDACE L. LESAK, Vice President

Investment Adviser
NICHOLAS COMPANY, INC.
Milwaukee, Wisconsin
www.nicholasfunds.com
414-276-0535 or 800-544-6547

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
Milwaukee, Wisconsin
414-276-0535 or 800-544-6547

Distributor
QUASAR DISTRIBUTORS, LLC
Milwaukee, Wisconsin

Custodian
U.S. BANK N.A.
Milwaukee, Wisconsin

Independent Registered Public Accounting Firm
DELOITTE & TOUCHE LLP
Milwaukee, Wisconsin

Counsel
MICHAEL BEST & FRIEDRICH LLP
Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.
Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.
Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.
Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.
Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Money Market Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: August 28, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer
Date: August 28, 2013

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: August 28, 2013